Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during 201
9
:

Issued capital	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—
	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

Treasury shares	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	62.5	(6 549)	(2 383)
Changes during the period	(2.7)	279	(173)
	59.9	(6 270)	(2 556)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows
:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 143	—	—	1 143
Cash flow hedges	—	(97)	—	(97)
Re-measurements of post-employment benefits	—	—	(173)	(173)
Total comprehensive income	1 143	(97)	(173)	873
As per 31 December 2019	(19 936)	397	(1 740)	(21 279)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(7 374)	—	—	(7 374)
Cash flow hedges	—	(92)	—	(92)
Re-measurements of post-employment benefits	—	—	98	98
Total comprehensive income	(7 374)	(92)	98	(7 368)
As per 31 December 2018	(21 079)	494	(1 567)	(22 152)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2017	(14 758)	744	(1 612)	(15 626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 053	—	—	1 053
Cash flow hedges	—	(158)	—	(158)
Re-measurements of post-employment benefits	—	—	(53)	(53)
Total comprehensive income	1 053	(158)	(53)	842
As per 31 December 2017	(13 705)	586	(1 665)	(14 784)

Summary of Basic and Diluted Earnings Per Share
EARNINGS PER SHARE
The calculation of basic earning
s
per share for the year ended 31 December 2019 is based on the profit attributable to the equity holders of AB InBev of 9 171m US dollar (31 December 2018: 4 370m US dollar; 31 December 2017: 7 990m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2019	2018	2017
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 957	1 934	1 934
Effect of stock lending	25	18	14
Effect of undelivered shares under the deferred share instrument	—	9	23
Effect of delivery of treasury shares	2	14	—
Weighted average number of ordinary and restricted shares at 31 December	1 984	1 975	1 971
The calculation of diluted earnings per share for the year ended 31 December 2019 is based on the profit attributable to the equity holders of AB InBev of 9 171m US dollar (31 December 2018: 4 370m US dollar; 31 December 2017: 7 990m US dollar) and the weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2019	2018	2017
Weighted average number of ordinary and restricted shares at 31 December	1 984	1 975	1 971
Effect of share options, warrants and restricted stock units	42	36	39
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 026	2 011	2 010

Million US dollar	2019	2018 restated	2017 restated
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	8 086	6 248	7 392
Exceptional items, before taxes (refer to Note 8)	(323)	(692)	(609)
Exceptional finance income/(cost), before taxes (refer to Note 8)	882	(1 982)	(693)
Exceptional taxes (refer to Note 8)	(6)	233	814
Exceptional non-controlling interest (refer to Note 8)	108	32	526
Profit from discontinued operations	424	531	560
Profit attributable to equity holders of AB InBev	9 171	4 370	7 990

The calculation of the Underlying EPS
1
is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items,

discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

Million US dollar	2019	2018 restated	2017 restated
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	7 196	8 099	7 683
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	898	(1 774)	(291)
Hyperinflation impacts	(7)	(77)	—
Profit before exceptional items and discontinued operations, attributable t o equity holders of AB InBev	8 086	6 248	7 392

Summary of Calculation of EPS
The table below sets out the EPS calcul
a
tion:

Million US dollar	2019	2018 restated	2017 restated
Profit attributable to equity holders of AB InBev	9 171	4 370	7 990
Weighted average number of ordinary and restricted shares	1 984	1 975	1 971
Basic EPS from continuing and discontinued operations	4.62	2.21	4.05
Profit from continuing operations attributable to equity holders of AB InBev	8 748	3 839	7 430
Weighted average number of ordinary and restricted shares	1 984	1 975	1 971
Basic EPS from continuing operations	4.41	1.94	3.77
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	8 086	6 248	7 392
Weighted average number of ordinary and restricted shares	1 984	1 975	1 971
Basic EPS from continuing operations before exceptional items	4.08	3.16	3.75
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	7 196	8 099	7 683
Weighted average number of ordinary and restricted shares	1 984	1 975	1 971
Underlying EPS	3.63	4.10	3.90
Profit attributable to equity holders of AB InBev	9 171	4 370	7 990
Weighted average number of ordinary and restricted shares (diluted)	2 026	2 011	2 010
Diluted EPS from continuing and discontinued operations	4.53	2.17	3.98
Profit from continuing operations attributable to equity holders of AB InBev	8 748	3 839	7 430
Weighted average number of ordinary and restricted shares (diluted)	2 026	2 011	2 010
Diluted EPS from continuing operations	4.32	1.91	3.70
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	8 086	6 248	7 392
Weighted average number of ordinary and restricted shares (diluted)	2 026	2 011	2 010
Diluted EPS from continuing operations before exceptional items	3.99	3.11	3.68